Schedule of aging of trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	$ 231,174	$ 229,032
Gross carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	234,639	232,211
Gross carrying amount [member] | Current [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	222,083	222,670
Gross carrying amount [member] | Not later than three months [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	9,201	6,728
Gross carrying amount [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	51	102
Gross carrying amount [member] | Later than six months [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	3,304	2,711
Accumulated impairment [member]
Disclosure of detailed information about hedging instruments [line items]
Trade accounts receivables	$ (3,465)	$ (3,179)